Oil and gas reserves information: (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013 item	Jun. 30, 2012 item
Oil and gas reserves information:
Provision for price and cost escalations over prices and costs existing at year-end	$ 0
Amortization rate per Mcf (in dollars per Mcf)	1.89	2.80
Proved developed and undeveloped reserves:
Percentage of acreage position held by production	40.00%
Number of Proven Undeveloped locations		19	6
Plugging and abandonment costs		166,000
Maximum plugging and abandonment costs as a percentage of Standardized Measure (as a percent)		0.50%
Standardized Measure		39,025,000
Discount rate (as a percent)	10.00%
Estimated standardized measure related to proved oil and gas reserves
Future cash flows	601,221,686	242,990,435
Future production costs	(131,252,700)	(29,432,000)
Future development costs	(153,595,600)	(111,455,400)
Future severance tax expense	(30,637,508)	(13,268,035)
Future net cash flows	285,735,878	88,835,000
Ten percent annual discount for estimated timing of net cash flows	(149,143,028)	(49,787,200)
Standardized measure of discounted future net cash flows	136,592,850	39,047,800
Changes from:
Sale of oil and gas produced	(6,847,463)	(1,971,234)
Net changes in prices and production costs	(12,935,482)	(695,805)
Extensions and discoveries	(592,800)	12,195,100
Revision of previous quantity estimates	(10,053,209)	11,285,959
Accretion of discounts	3,904,780	2,997,621
Net change in income taxes		526,854
Purchases of reserves in place	127,429,600
Changes in future development costs	(8,397,684)	48,872,306
Changes in timing of production and other	5,037,308	(64,139,210)
Change in standardized measure	97,545,050	9,071,591
Balances at beginning of year	39,047,800	29,976,209
Balances at end of year	$ 136,592,750	$ 39,047,800	$ 29,976,209
Natural Gas (Mcfs)
Proved developed and undeveloped reserves:
Downward revision made to proved developed reserves of Bossier/Haynesville shale horizontal wells and Cotton Valley vertical wells	21,911,480
Proved developed reserves | Natural Gas (Mcfs)
Proved developed and undeveloped reserves:
Beginning of year	4,899,388	3,982,265
Revisions of previous estimates	4,432,322	2,058,597
Purchases of reserves in place	85,054,533
Production	(4,044,085)	(1,141,474)
End of year	90,342,158	4,899,388
Proved developed reserves | Oil (Bbls)
Proved developed and undeveloped reserves:
Beginning of year	1,835	443
Revisions of previous estimates	9,173	2,255
Purchases of reserves in place	53,984
Production	(10,231)	(863)
End of year	54,761	1,835
Proved developed reserves | Natural Gas Liquids (Bbls)
Proved developed and undeveloped reserves:
Beginning of year	11,205	35
Revisions of previous estimates	(4,101)	13,695
Purchases of reserves in place	4,671
Production	(2,658)	(2,525)
End of year	9,117	11,205
Proved undeveloped reserves
Proved developed and undeveloped reserves:
Number of well dropping-off the drilling schedule	19
Reduction of estimates offset	4,706,416
Number of new Proven Undeveloped locations	6
Proved undeveloped reserves | Natural Gas (Mcfs)
Proved developed and undeveloped reserves:
Beginning of year	28,092,172	19,357,720
Revisions of previous estimates	(15,814,343)	(1,704,875)
Purchases of reserves in place	20,140,796
Extensions and discoveries	3,762,262	10,439,327
End of year	36,180,887	28,092,172
Proved undeveloped reserves | Oil (Bbls)
Proved developed and undeveloped reserves:
Beginning of year	393,673	427,190
Revisions of previous estimates	(217,471)	(179,808)
Purchases of reserves in place	236,730
Extensions and discoveries	53,994	146,291
End of year	466,926	393,673
Proved undeveloped reserves | Natural Gas Liquids (Bbls)
Proved developed and undeveloped reserves:
Beginning of year	1,624,269	1,313,531
Revisions of previous estimates	(1,286,946)	(292,864)
Purchases of reserves in place	453,196
Extensions and discoveries	103,365	603,602
End of year	893,884	1,624,269